UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	$ 22,216,776	¥ 159,598,652	¥ 128,667,639
Cost of Revenues	(17,240,933)	(123,853,687)	(105,235,177)
GROSS PROFIT	4,975,843	35,744,965	23,432,462
Operating expenses:
Selling expenses	(164,694)	(1,183,115)	(1,172,939)
General and administrative expenses	(1,445,690)	(10,385,401)	(14,852,131)
Research and development expenses	(3,353,677)	(24,091,812)	(140,979,009)
Allowance for credit loss	81,394	584,713	(590,534)
Change in fair value of warrant liabilities			61,339
Total operating expenses	(4,882,667)	(35,075,615)	(157,533,274)
(Loss) Income from operations	93,176	669,350	(134,100,812)
Other income
Finance income, net	3,144,835	22,591,551	5,348,098
Investment income	29,910,557	214,868,468
Other income/ (expense), net	(392)	(2,815)	9,548,647
Total other income, net	33,055,000	237,457,204	14,896,745
(Loss) Income before income taxes	33,148,176	238,126,554	(119,204,067)
Income tax expense	(664)	(4,770)	(2,532,496)
Net (loss) income	33,147,512	238,121,784	(121,736,563)
Less: Net (loss) income attributable to non-controlling interests	34,787	249,902	(1,013,074)
Net (loss) income attributable to MicroCloud Hologram Inc's shareholders	33,112,725	237,871,882	(120,723,489)
Other comprehensive income (loss)
Foreign currency translation adjustment	(994,499)	(7,144,180)	106,728
Comprehensive (loss) income	32,153,013	230,977,604	(121,629,835)
Less: Comprehensive (loss) income attributable to non-controlling interests	34,787	249,902	(1,013,074)
Comprehensive (loss) income attributable to MicroCloud Hologram Inc's shareholders	$ 32,118,226	¥ 230,727,702	¥ (120,616,761)
Weighted average number of ordinary shares*
Weighted average number of ordinary shares outstanding - basic	5,088,734	5,088,734	36,420
Weighted average number of ordinary shares outstanding - Diluted	5,378,554	5,378,554	36,420
Earnings per share*
Earnings (loss) per share - Basic | (per share)	$ 6.51	¥ 46.74	¥ (3,314.76)
Earnings (loss) per share - Diluted | (per share)	$ 6.16	¥ 44.23	¥ (3,314.76)
Products [Member]
OPERATING REVENUES
Total operating revenues	$ 633,937	¥ 4,554,015	¥ 7,570,587
Services [Member]
OPERATING REVENUES
Total operating revenues	$ 21,582,839	¥ 155,044,637	¥ 121,097,052